Note Rental expense and commitments (Parenthetical) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Leases, Operating
Operating Leases Future Minimum Payments Due Future Minimum Sublease Rental	$ 0.1
Capital leases minimum lease payments interest	$ 6.3